Derivative Financial Instruments - Schedule of Fair Value of Warrants (Details)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractual Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants expiration period	5 years
Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	2.018
Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	0.016
Minimum [Member] | Contractual Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants expiration period		1 year 1 month 6 days	9 months 25 days
Minimum [Member] | Contractual Term [Member] | Scenario, Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants expiration period		1 year 1 month 17 days
Minimum [Member] | Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		1.457	1.309
Minimum [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.025	0.017
Maximum [Member] | Contractual Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants expiration period		5 years 1 month 6 days	4 years 10 months 17 days
Maximum [Member] | Contractual Term [Member] | Scenario, Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants expiration period		5 years 1 month 9 days
Maximum [Member] | Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		2.653	2.669
Maximum [Member] | Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.026	0.021